Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (as defined by SEC rules) and certain financial performance of the company. The CNG Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions for any of the years presented. For further information about how we align executive compensation with the company’s performance, see “Compensation Discussion and Analysis” above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs, including with respect to stock options, RSUs and PRSUs.

					Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(1)		Compensation Table Total	Compensation Actually Paid	Total	Peer Group Total	Net Income	Adjusted
Year	Michael Barnes	Jonathan Ilany	Michael Barnes	Jonathan Ilany	for Non-PEO NEOs(2)	to Non-PEO NEOs(2)	Shareholder Return	Shareholder Return(3)	(Loss) (in thousands)	EBITDA(4) (in thousands)
2025	$8,215,284	$10,278,460	$1,874,284	$3,937,460	$2,262,426	$1,022,273	88.58	115.02	$34,927	$146,048
2024	$6,934,324	$8,993,520	$10,195,834	$12,545,836	$3,093,450	$3,773,482	112.74	130.56	$53,367	$153,983
2023	$5,444,695	$5,525,564	$13,016,815	$12,706,949	$1,851,668	$2,957,362	138.79	112.15	$13,951	$112,379
2022	$4,290,649	$4,377,873	$5,187,027	$5,229,666	$2,245,129	$2,337,587	101.39	89.47	$(8,274)	$81,124
2021	$8,877,686	$9,168,916	$20,046,694	$15,143,999	$1,760,133	$2,781,169	279.68	135.04	$38,132	$100,776

(1)
Prior to 2026, the Company considered the Executive Chairman and the Chief Executive Officer, as the Company’s Principal Executive Officer and therefore are presenting information for both Messrs. Barnes and Ilany separately for each of 2021 through 2025. Mr. Ilany ceased to be CEO effective December 31, 2025.
(2)
The Non-PEO NEOs in 2025 and 2024 consisted of Messrs. Maultsby, McKinney and Rifkind. Mr. Rifkind ceased to be a NEO effective December 5, 2025. The Non-PEO NEOs in 2023 consisted of Ms. Bell (until her retirement as our CFO on March 31, 2023) and Messrs. Maultsby, McKinney and Rifkind. In 2022 and 2021, the Non-PEO NEOs consisted of Ms. Bell and Messrs. Maultsby and Rifkind.
(3)
The Company used the same peer group, the Standard and Poor’s Select Sector Financial Services Index, as it used in the Stock Performance Graph for purposes of Item 201(e) of Regulation S-K.
(4)
We have identified Adjusted EBITDA as our company selected measure as we believe it represents the most important financial performance measures used to link compensation actually paid to our NEOs to company performance. For a reconciliation to Adjusted EBITDA from GAAP financials, see “Annex B: Non-GAAP Measures.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Prior to 2026, the Company considered the Executive Chairman and the Chief Executive Officer, as the Company’s Principal Executive Officer and therefore are presenting information for both Messrs. Barnes and Ilany separately for each of 2021 through 2025. Mr. Ilany ceased to be CEO effective December 31, 2025.
Peer Group Issuers, Footnote	(3) The Company used the same peer group, the Standard and Poor’s Select Sector Financial Services Index, as it used in the Stock Performance Graph for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote

Name	Year	Reported Summary Compensation Table Total for PEO	Minus: Reported Summary Compensation Table Value of Equity Awards	Plus: Equity Award Adjustments (1)	Compensation Actually Paid to PEO
	2025	$8,215,284	$(1,317,818)	$(5,023,182)	$1,874,284
	2024	$6,934,324	$(5,753,000)	$9,014,510	$10,195,834
Michael Barnes	2023	$5,444,695	$—	$7,572,120	$13,016,815
	2022	$4,290,649	$—	$896,378	$5,187,027
	2021	$8,877,686	$(4,192,400)	$15,361,408	$20,046,694
	2025	$10,278,460	$(3,289,029)	$(3,051,971)	$3,937,460
	2024	$8,993,520	$(5,753,000)	$9,305,315	$12,545,836
Jonathan Ilany	2023	$5,525,564	$—	$7,181,385	$12,706,949
	2022	$4,377,873	$—	$851,793	$5,229,666
	2021	$9,168,916	$(4,192,400)	$10,167,483	$15,143,999

(1)
This table shows the equity award adjustments for the relevant year.

Name	Year	Year End Fair Value of Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Awards	Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Have Been Forfeited During Year	Fair Value of Dividends Paid in Year Not Included in Total Compensation	Total Equity Award Adjustments
	2025	$—	$(6,341,000)	$1,317,818	$—	$—	$—	$(5,023,182)
	2024	$6,391,000	$2,220,930	$—	$402,581	$—	$—	$9,014,510
Michael	2023	$—	$7,306,360	$—	$265,760	$—	$—	$7,572,120
Barnes	2022	$—	$939,966	$—	$(57,196)	$—	$13,609	$896,378
	2021	$9,244,920	$2,626,087	$1,512,000	$1,957,566	$—	$20,835	$15,361,408
	2025	$—	$(6,341,000)	$3,289,029	$—	$—	$—	$(3,051,971)
	2024	$6,391,000	$2,220,930	$—	$693,386	$—	$—	$9,305,315
Jonathan	2023	$—	$7,181,385	$—	$—	$—	$—	$7,181,385
Ilany	2022	$—	$831,380	$—	$—	$—	$20,413	$851,793
	2021	$9,244,920	$—	$1,512,000	$(620,689)	$—	$31,252	$10,167,483

Non-PEO NEO Average Total Compensation Amount	$ 2,262,426	$ 3,093,450	$ 1,851,668	$ 2,245,129	$ 1,760,133
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,022,273	3,773,482	2,957,362	2,337,587	2,781,169
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Non-PEO NEOs in 2025 and 2024 consisted of Messrs. Maultsby, McKinney and Rifkind. Mr. Rifkind ceased to be a NEO effective December 5, 2025. The Non-PEO NEOs in 2023 consisted of Ms. Bell (until her retirement as our CFO on March 31, 2023) and Messrs. Maultsby, McKinney and Rifkind. In 2022 and 2021, the Non-PEO NEOs consisted of Ms. Bell and Messrs. Maultsby and Rifkind.

Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs	Minus: Reported Average Summary Compensation Table Value of Equity Awards	Plus: Average Equity Award Adjustments (1)	Average Compensation Actually Paid to Non- PEO NEOs
2025	$2,262,426	$(160,690)	$(1,079,463)	$1,022,273
2024	$3,093,450	$(1,259,407)	$1,939,439	$3,773,482
2023	$1,851,668	$(157,706)	$1,263,400	$2,957,362
2022	$2,245,129	$(234,152)	$326,610	$2,337,587
2021	$1,760,133	$(465,822)	$1,486,858	$2,781,169

(1)
This table shows the equity award adjustments for the relevant year.

Year	Average Year End Fair Value of Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Awards	Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards That Have Been Forfeited During Year	Average Fair Value of Dividends Paid in Year Not Included in Total Compensation	Total Average Equity Award Adjustments
2025	$—	$(1,246,017)	$160,690	$(8,078)	$—	$13,942	$(1,079,463)
2024	$1,242,693	$451,383	$140,769	$96,270	$—	$8,324	$1,939,439
2023	$71,621	$1,067,428	$94,622	$24,378	$—	$5,351	$1,263,400
2022	$246,813	$92,478	$—	$(18,875)	$—	$6,193	$326,610
2021	$1,027,214	$281,042	$167,998	$3,759	$—	$6,844	$1,486,858

Compensation Actually Paid vs. Total Shareholder Return

The following charts are intended to depict the relationship between (i) the compensation actually paid to our PEO EC (our Executive Chairman) and our PEO CEO (our CEO), as well as the average compensation actually paid to the other NEOs, and each of total shareholder return, net income, and Adjusted EBITDA.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The following charts are intended to depict the relationship between (i) the compensation actually paid to our PEO EC (our Executive Chairman) and our PEO CEO (our CEO), as well as the average compensation actually paid to the other NEOs, and each of total shareholder return, net income, and Adjusted EBITDA.

Tabular List, Table

Most Important Company Performance Measures for Linking Compensation Actually Paid to Company Performance (For PEO & Other NEOs)
• Adjusted EBITDA

Total Shareholder Return Amount	$ 88.58	112.74	138.79	101.39	279.68
Peer Group Total Shareholder Return Amount	115.02	130.56	112.15	89.47	135.04
Net Income (Loss)	$ 34,927,000	$ 53,367,000	$ 13,951,000	$ (8,274,000)	$ 38,132,000
Company Selected Measure Amount	146,048,000	153,983,000	112,379,000	81,124,000	100,776,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have identified Adjusted EBITDA as our company selected measure as we believe it represents the most important financial performance measures used to link compensation actually paid to our NEOs to company performance. For a reconciliation to Adjusted EBITDA from GAAP financials, see “Annex B: Non-GAAP Measures.
Michael Barnes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,215,284	$ 6,934,324	$ 5,444,695	$ 4,290,649	$ 8,877,686
PEO Actually Paid Compensation Amount	$ 1,874,284	10,195,834	13,016,815	5,187,027	20,046,694
PEO Name	Barnes
Jonathan Ilany [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,278,460	8,993,520	5,525,564	4,377,873	9,168,916
PEO Actually Paid Compensation Amount	$ 3,937,460	12,545,836	12,706,949	5,229,666	15,143,999
PEO Name	Ilany
PEO | Michael Barnes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,317,818)	(5,753,000)	0	0	(4,192,400)
PEO | Michael Barnes [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,023,182)	9,014,510	7,572,120	896,378	15,361,408
PEO | Michael Barnes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	6,391,000	0	0	9,244,920
PEO | Michael Barnes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,341,000)	2,220,930	7,306,360	939,966	2,626,087
PEO | Michael Barnes [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,317,818	0	0	0	1,512,000
PEO | Michael Barnes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	402,581	265,760	(57,196)	1,957,566
PEO | Michael Barnes [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Michael Barnes [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	13,609	20,835
PEO | Jonathan Ilany [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,289,029)	(5,753,000)	0	0	(4,192,400)
PEO | Jonathan Ilany [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,051,971)	9,305,315	7,181,385	851,793	10,167,483
PEO | Jonathan Ilany [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	6,391,000	0	0	9,244,920
PEO | Jonathan Ilany [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,341,000)	2,220,930	7,181,385	831,380	0
PEO | Jonathan Ilany [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,289,029	0	0	0	1,512,000
PEO | Jonathan Ilany [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	693,386	0	0	(620,689)
PEO | Jonathan Ilany [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Jonathan Ilany [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	20,413	31,252
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(160,690)	(1,259,407)	(157,706)	(234,152)	(465,822)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,079,463)	1,939,439	1,263,400	326,610	1,486,858
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,242,693	71,621	246,813	1,027,214
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,246,017)	451,383	1,067,428	92,478	281,042
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	160,690	140,769	94,622	0	167,998
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,078)	96,270	24,378	(18,875)	3,759
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,942	$ 8,324	$ 5,351	$ 6,193	$ 6,844